Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Principles of Consolidation and Investments in Affiliates

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates where we have significant influence are accounted for by the equity method. Financial information from certain foreign subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-Term Investments

Short-term investments are retained for future use in the business. Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income (loss), net on the consolidated statements of comprehensive income. Purchases and sales are recorded on a settlement date basis. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling (“CT&M”) segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Seaboard uses the lower of last-in, first-out (“LIFO”) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost and net realizable value. All other inventories are valued at the lower of first-in, first-out (“FIFO”) cost and net realizable value.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years. Property, plant and equipment leases that are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliates

Notes Receivable from Affiliates

Seaboard monitors the credit quality of notes receivable from its affiliates by obtaining and reviewing financial information for these affiliates on a monthly basis and by having Seaboard representatives serve on the Board of Directors of these affiliates. If based on current information and events it is probable that Seaboard will be unable to collect all amounts due according to the contractual terms of the notes receivable from affiliates and an amount can be reasonably estimated, Seaboard will write down the notes receivable to estimated realizable value.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill is assessed annually for impairment by each reporting unit at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions, could require an interim assessment prior to the next required annual assessment. Goodwill is primarily related to the repurchase in 2007 of a noncontrolling interest of Seaboard Foods LLC (“Seaboard Foods”) in the Pork segment for a total of $12 million. Due to acquisitions during 2016 in the Pork segment and CT&M segment, goodwill increased $6 million and $1 million, respectively. Also, the $3 million change in goodwill during 2017 is related to an acquisition in the CT&M segment. Based on the annual assessment conducted by these reporting units during 2017, there were no impairment charges recorded for the year ended December 31, 2017.

Accrued Self-Insurance

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage, vehicle, product recall and general liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Asset Retirement Obligation

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future asset retirement obligation costs, Seaboard recorded the present value of the projected costs in non-current other liabilities on the consolidated balance sheets with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2017 and 2016:

	Years ended December 31,
(Millions of dollars)	2017	2016
Beginning balance	$19	$18
Accretion expense	2	1
Liability for additional lagoons placed in service	1	—
Ending balance	$22	$19

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Revenue Recognition

Revenue Recognition

As a result of a marketing agreement with Triumph Foods, LLC (“Triumph”) and Seaboard Triumph Foods, LLC (“STF”), Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from Seaboard’s, Triumph’s and STF’s hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph and STF, and recognizes this fee as service revenue. Revenues for the CT&M segment are recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenues for cargo services in the Marine segment are recognized ratably over the transit time for each voyage, with expenses associated with cargo services recognized as incurred. Revenues for all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, potential write down related to investments in and advances to affiliates and notes receivable from affiliates, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits, overnight investments and other investments with original maturities less than three months as cash equivalents. The following table shows the cash paid for interest and income taxes:

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Interest, net of interest capitalized	$30	$29	$17
Income taxes, net of refunds	32	31	60

Supplemental Non-Cash Transactions

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Interest, net of interest capitalized	$30	$29	$17
Income taxes, net of refunds	32	31	60

Supplemental Non-Cash Transactions

Seaboard had notes receivable from affiliates that accrued pay-in-kind interest income, primarily from one affiliate. On January 4, 2016, the interest on this note receivable was modified to eliminate future pay-in-kind interest as discussed in Note 4. Non-cash, pay-in-kind interest income and accretion of discount recognized on these notes receivable for the years ended December 31, 2017, 2016 and 2015 was $3 million,  $3 million and $17 million, respectively.

On October 28, 2016, Seaboard obtained control of Belarina Alimentos S.A., a flour production business in Brazil (“Belarina”). No cash or other consideration was transferred to the other shareholder whose ownership was diluted through revision of the shareholders agreement to restructure the affiliate debt and equity of Belarina. See Note 12 for the purchase price allocation table and other details.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

Seaboard has operations in several foreign countries, and the currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Seaboard’s Sugar segment, four consolidated subsidiaries (CT&M segment businesses in Brazil, Canada, Guyana and Zambia) and eleven non-controlled, non-consolidated affiliates (a Marine segment business in Jamaica and CT&M segment businesses in Australia, Botswana, Colombia, Jamaica, Kenya, Lesotho, Morocco, South Africa, Turkey and Zambia) use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expenses are translated at average rates. Translation gains and losses are recorded as components of other comprehensive income (loss). For the consolidated subsidiaries and non-consolidated affiliates, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. Additionally, in order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value affects current period net earnings.

Seaboard uses derivative instruments to manage various types of market risks, primarily including commodity futures and option contracts, foreign currency exchange agreements, interest rate exchange agreements and equity future contracts. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2017,  none of the derivatives were designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. From time to time, Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements.

Recently Issued Accounting Standards

Recently Issued Accounting Standards Adopted

On December 31, 2017, Seaboard early adopted guidance to simplify the test for goodwill impairment by eliminating Step 2 from the goodwill impairment test. Under Step 2, an entity had to perform procedures to determine the fair value at the impairment testing date of its assets and liabilities (including unrecognized assets and liabilities) following the procedure that would be required in determining the fair value of assets acquired and liabilities assumed in a business combination. Instead, under the new guidance, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The adoption of this new guidance did not have a material impact on Seaboard’s financial position or net earnings.

On January 1, 2017, Seaboard adopted guidance to simplify the subsequent measurement of inventory, excluding inventory measured using LIFO or the retail inventory method. Under the new standard, inventory is valued at the lower of cost and net realizable value. The adoption of this new guidance did not have a material impact on Seaboard’s financial position or net earnings.

Recently Issued Accounting Standards Not Yet Adopted

In March 2017, the Financial Accounting Standards Board (“FASB”) issued guidance that will require the service cost component of net periodic benefit cost to be presented in the same income statement line item as other employee compensation costs arising from services rendered during the period. Only the service cost component will be eligible for capitalization in inventory. The other components of net periodic benefit cost will be presented outside of operating income and will not be capitalizable. Seaboard will adopt this guidance on January 1, 2018, and believes the adoption of this guidance will not have a material impact on its financial position or net earnings.

In February 2016, the FASB issued guidance that a lessee should record a right-of-use (“ROU”) asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The recognition, measurement, and presentation of expenses and cash flows arising from a financing lease have not significantly changed from the previous guidance. For operating leases, a lessee is required to: (1) recognize a ROU asset and a lease liability, initially measured at the present value of the lease payments, in the balance sheet, (2) recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis and (3) classify all cash payments within operating activities in the statement of cash flows. Seaboard will adopt this guidance on January 1, 2019, for all consolidated subsidiaries. In transition, lessees are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes a number of optional practical expedients that entities may elect to apply. Seaboard is in the preliminary stages of its assessment of the effect the guidance will have on its existing accounting policies and the consolidated financial statements, but expects there will be an increase in assets and liabilities on the consolidated balance sheets at adoption due to the recording of ROU assets and corresponding lease liabilities, which will likely be material. See Note 10 for information about Seaboard’s lease obligations.

In January 2016, the FASB issued guidance that requires entities to measure equity investments, other than those accounted for using the equity method of accounting, at fair value and recognize any changes in fair value in net income if a readily determinable fair value exists. For investments without readily determinable fair values, the cost method of accounting is eliminated. An entity may elect to record these equity investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes. The new guidance is effective for interim and annual periods beginning after December 15, 2017. Seaboard believes the adoption of this guidance will not have a material impact on its financial position or net earnings.

In May 2014, the FASB issued guidance to develop a single, comprehensive revenue recognition model for all contracts with customers. This guidance requires an entity to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods and services. This guidance supersedes nearly all existing revenue recognition guidance under GAAP. Seaboard will adopt this guidance on January 1, 2018, using the cumulative effect transition method, where any cumulative effect of initially adopting the guidance is recognized at the date of adoption. Based on management’s current assessment, the majority of Seaboard’s revenue arrangements generally consist of a single performance obligation to transfer promised goods or services. Seaboard believes the adoption of this guidance will not have a material impact on its financial position or net earnings, although it anticipates expansion of consolidated financial statement disclosures in order to comply with the guidance.